Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring) (Detail) - Non-Recurring Fair Value Measurement [Member] - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Financial assets	$ 28,905,337	$ 26,253,170
LIABILITIES
Financial liabilities	30,181,177	29,867,341
Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	7,576,095	6,197,406
Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	424,358	154,232
Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	466,006	638,851
Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,009,988	11,574,924
Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,915,814	3,794,375
Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,639,917	7,330,126
Lease obligations [member]
LIABILITIES
Financial liabilities	106,564	164,304
Other financial obligations [Member]
LIABILITIES
Financial liabilities	42,435	13,123
Cash and deposits in banks [member]
ASSETS
Financial assets	3,473,392	3,089,072
Cash items in process of collection [member]
ASSETS
Financial assets	438,496	173,192
Loans and receivables from customers, net [member]
ASSETS
Financial assets	24,119,631	22,767,597
Investments under Agreements to Resell [Member]
ASSETS
Financial assets	606,178	105,580
Interbank loans [member]
ASSETS
Financial assets	80,554	7,121
Financial assets at amortised cost [member]
ASSETS
Financial assets	$ 187,086	$ 110,608